Allowance for Loan Losses - Allowance for Loan Losses by Loan Components (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for credit losses:
Beginning balance	$ 3,403,098	$ 3,880,581
Charge-offs	(432,549)	(1,203,688)
Recoveries	85,236	254,913
Provision	319,565	471,292
Ending balance	3,375,350	3,403,098
Ending balance: individually evaluated for impairment	348,941	515,109
Ending balance: collectively evaluated for impairment	3,026,409	2,887,989
Ending balance: loans acquired with deteriorated credit quality
Loans Receivable:
Ending balance	183,015,075	176,687,329
Ending balance: individually evaluated for impairment	6,067,830	6,126,495
Ending balance: collectively evaluated for impairment	176,947,245	170,560,834
Ending balance: loans acquired with deteriorated credit quality
Construction and Land Development [Member]
Allowance for credit losses:
Beginning balance	86,300	103,200
Charge-offs		(7,286)
Recoveries	587	379
Provision	(13,887)	(9,993)
Ending balance	73,000	86,300
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	73,000	86,300
Ending balance: loans acquired with deteriorated credit quality
Loans Receivable:
Ending balance	6,353,787	4,873,512
Ending balance: individually evaluated for impairment	318,111	86,567
Ending balance: collectively evaluated for impairment	6,035,676	4,786,945
Ending balance: loans acquired with deteriorated credit quality
Residential, 1-4 Families [Member]
Allowance for credit losses:
Beginning balance	668,700	836,860
Charge-offs	(26,967)	(298,012)
Recoveries	401	872
Provision	(24,505)	128,980
Ending balance	617,629	668,700
Ending balance: individually evaluated for impairment	10,829
Ending balance: collectively evaluated for impairment	606,800	668,700
Ending balance: loans acquired with deteriorated credit quality
Loans Receivable:
Ending balance	40,203,978	36,091,051
Ending balance: individually evaluated for impairment	337,767	284,884
Ending balance: collectively evaluated for impairment	39,866,211	35,806,167
Ending balance: loans acquired with deteriorated credit quality
Nonfarm, Nonresidential [Member]
Allowance for credit losses:
Beginning balance	801,999	865,854
Charge-offs	(238,541)	(21,831)
Recoveries	2,426	84,340
Provision	187,166	(126,364)
Ending balance	753,050	801,999
Ending balance: individually evaluated for impairment	131,950	319,699
Ending balance: collectively evaluated for impairment	621,100	482,300
Ending balance: loans acquired with deteriorated credit quality
Loans Receivable:
Ending balance	60,316,018	48,993,867
Ending balance: individually evaluated for impairment	2,912,421	3,185,880
Ending balance: collectively evaluated for impairment	57,403,597	45,807,987
Ending balance: loans acquired with deteriorated credit quality
Commercial and Industrial [Member]
Allowance for credit losses:
Beginning balance	1,604,510	1,808,260
Charge-offs	(87,374)	(710,645)
Recoveries	52,433	150,462
Provision	139,393	356,433
Ending balance	1,708,962	1,604,510
Ending balance: individually evaluated for impairment	206,162	195,410
Ending balance: collectively evaluated for impairment	1,502,800	1,409,100
Ending balance: loans acquired with deteriorated credit quality
Loans Receivable:
Ending balance	66,612,984	75,914,072
Ending balance: individually evaluated for impairment	2,499,531	2,373,175
Ending balance: collectively evaluated for impairment	64,113,453	73,540,897
Ending balance: loans acquired with deteriorated credit quality
Consumer [Member]
Allowance for credit losses:
Beginning balance	198,789	210,807
Charge-offs	(79,667)	(165,914)
Recoveries	29,389	18,860
Provision	32,798	135,036
Ending balance	181,309	198,789
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	181,309	198,789
Ending balance: loans acquired with deteriorated credit quality
Loans Receivable:
Ending balance	5,685,407	6,703,363
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	5,685,407	6,703,363
Ending balance: loans acquired with deteriorated credit quality
Other [Member]
Allowance for credit losses:
Beginning balance	42,800	55,600
Charge-offs
Recoveries
Provision	(1,400)	(12,800)
Ending balance	41,400	42,800
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	41,400	42,800
Ending balance: loans acquired with deteriorated credit quality
Loans Receivable:
Ending balance	3,842,901	4,111,464
Ending balance: individually evaluated for impairment		195,989
Ending balance: collectively evaluated for impairment	3,842,901	3,915,475
Ending balance: loans acquired with deteriorated credit quality